Calvert
Core Bond Fund
June 30, 2026
Schedule of Investments (Unaudited)

Asset-Backed Securities — 12.2%

Security	Principal Amount* (000's omitted)	Value
AASET, Series 2024-1A, Class A1, 6.261%, 5/16/49(1)	2,601	$ 2,647,120
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class A2, 4.305%, 9/15/33(1)	2,145	2,137,325
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29(1)	276	277,083
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 1/21/31(1)	555	558,178
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A, 5.23%, 12/20/30(1)	1,675	1,697,988
Cajun Global LLC, Series 2025-1A, Class A2, 6.554%, 2/20/55(1)	1,655	1,671,216
Castlelake Aircraft Structured Trust, Series 2025-1A, Class A, 5.783%, 2/15/50(1)	4,189	4,206,467
Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.753%, 2/25/33(1)	2,776	2,775,032
Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.52%, 5/15/36(1)	1,182	1,188,976
Clarus Capital Funding LLC, Series 2024-1A, Class A2, 4.71%, 8/20/32(1)	825	825,959
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	4,565	4,564,831
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31(1)	1,848	1,865,521
DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.18%, 9/27/55(1)	3,115	3,057,933
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,105	1,096,234
DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	1,500	1,485,611
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49(1)	852	838,758
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	490	477,662
Driven Brands Funding LLC:
Series 2020-2A, Class A2, 3.237%, 1/20/51(1)	1,239	1,196,969
Series 2021-1A, Class A2, 2.791%, 10/20/51(1)	2,613	2,451,542
Enterprise Fleet Financing LLC:
Series 2024-1, Class A2, 5.23%, 3/20/30(1)	525	527,300
Series 2024-2, Class A3, 5.61%, 4/20/28(1)	1,142	1,150,247
FHF Issuer Trust, Series 2023-2A, Class A2, 6.79%, 10/15/29(1)	355	356,535
FIGRE Trust:
Series 2025-FL2, Class A1, 5.053% to 12/25/28, 11/25/55(1)(2)	1,396	1,386,273
Series 2025-HE5, Class A, 5.285%, 8/25/55(1)(3)	950	946,145
Series 2026-FL1, Class A1, 5.489% to 3/25/29, 3/25/56(1)(2)	2,569	2,568,533
GLS Auto Select Receivables Trust:
Series 2024-1A, Class A2, 5.24%, 3/15/30(1)	462	463,877
Series 2024-2A, Class A2, 5.58%, 6/17/30(1)	268	269,837
Security	Principal Amount* (000's omitted)	Value
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	98	$ 81,006
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	409	408,388
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	3,467	3,441,786
Iskandar Enterprise LLC, Series 2026-1A, Class A21, 5.049%, 4/17/56(1)	2,605	2,592,876
JPMorgan Mortgage Trust, Series 2024-HE1, Class A1, 5.109%, (30-day SOFR Average + 1.50%), 8/25/54(1)(4)	3,419	3,429,141
Lendbuzz Securitization Trust:
Series 2024-1A, Class A2, 6.19%, 8/15/29(1)	718	720,527
Series 2024-3A, Class A2, 4.97%, 10/15/29(1)	932	931,840
Series 2025-1A, Class A2, 5.10%, 10/15/30(1)	1,998	2,000,180
Series 2025-2A, Class A2, 5.18%, 5/15/30(1)	4,082	4,088,626
MAPS Trust, Series 2026-1A, Class A, 5.201%, 1/15/51(1)	2,031	1,999,333
Mosaic Solar Loan Trust:
Series 2020-2A, Class C, 3.00%, 8/20/46(1)	457	392,258
Series 2022-2A, Class C, 5.95%, 1/21/53(1)	850	99,450
Series 2023-2A, Class B, 2.09%, 4/22/47(1)	1,006	728,048
Mosaic Solar Loans LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)	248	244,318
Series 2017-2A, Class A, 3.82%, 6/22/43(1)	960	903,933
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	1,671	1,662,855
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	4,964	4,761,639
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	1,710	1,718,757
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	73	72,265
OBX Trust, Series 2025-HE1, Class A1, 5.228%, (30-day SOFR Average + 1.60%), 2/25/55(1)(4)	1,978	1,990,418
Octane Receivables Trust, Series 2024-RVM1, Class A, 5.01%, 1/22/46(1)	2,945	2,960,772
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	754	753,795
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	192	189,691
Series 2021-C, Class A, 2.18%, 10/8/31(1)	215	211,769
Pagaya AI Debt Grantor Trust, Series 2026-R2, Class A2, 5.209%, 2/15/34(1)	6,220	6,204,172
PEAC Solutions Receivables LLC:
Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	543	545,268
Series 2024-2A, Class A2, 4.74%, 4/20/27(1)	335	335,843
PFS Financing Corp., Series 2024-B, Class A, 4.95%, 2/15/29(1)	4,290	4,306,475
PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/39(1)	1,206	1,221,863
PK ALIFT Loan Funding 7 LP, Series 2025-2, Class A, 4.75%, 3/15/43(1)	2,175	2,159,866

Calvert
Core Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	584	$ 561,284
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	3,662	3,684,962
Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.59%, 11/15/29(1)	75	74,636
Reach ABS Trust, Series 2024-2A, Class A, 5.88%, 7/15/31(1)	56	55,979
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	3,148	3,118,476
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1A, 5.248%, (1 mo. SOFR + 1.60%), 10/25/55(1)(4)	1,860	1,873,320
ServiceMaster Funding LLC, Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	321	286,249
SERVPRO Master Issuer LLC:
Series 2024-1A, Class A2, 6.174%, 1/25/54(1)	2,444	2,499,529
Series 2025-1A, Class A2, 5.525%, 10/25/55(1)	2,917	2,895,903
Sierra Timeshare Receivables Funding LLC, Series 2024-1A, Class A, 5.15%, 1/20/43(1)	297	298,084
SoFi Consumer Loan Program Trust, Series 2025-1, Class B, 5.12%, 2/27/34(1)	1,900	1,910,127
Subway Funding LLC, Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)	2,365	2,325,057
Sunnova Helios II Issuer LLC:
Series 2018-1A, Class A, 4.87%, 7/20/48(1)	600	578,020
Series 2019-AA, Class A, 3.75%, 6/20/46(1)	867	804,440
Series 2021-B, Class A, 1.62%, 7/20/48(1)	1,171	1,045,809
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	201	171,683
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	274	209,236
Sunnova Helios VII Issuer LLC, Series 2021-C, Class B, 2.33%, 10/20/48(1)	554	372,954
Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)	1,697	1,604,687
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	962	843,737
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)	1,944	1,757,124
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	130	118,747
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	376	362,044
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class A3, 4.27%, 11/20/28(1)	3,900	3,887,905
Tesla Sustainable Energy Business Trust, Series 2026-1A, Class A, 5.31%, 5/20/52(1)	2,649	2,661,187
Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/27(1)	394	368,882
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728%, 9/26/33(1)	1,575	1,570,058
U.S. Bank NA, Series 2026-RVM1, Class B1, 4.959%, 12/25/46(1)	3,353	3,317,026
Security	Principal Amount* (000's omitted)		Value
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	EUR	3,327	$ 3,802,928
Vantage Data Centers Jersey Borrower SPV Ltd., Series 2024-1A, Class A2, 6.172%, 5/28/39(1)	GBP	1,110	1,490,668
Vantage Data Centers LLC, Series 2021-1A, Class A2, 2.165%, 10/15/46(1)		140	138,960
Westlake Automobile Receivables Trust:
Series 2024-1A, Class B, 5.55%, 11/15/27(1)		306	305,686
Series 2024-1A, Class C, 5.65%, 2/15/29(1)		925	929,677
Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.80%, 9/19/39(1)		1,222	1,227,416
Willis Engine Structured Trust IX, Series 2025-B, Class A, 5.159%, 12/15/50(1)		2,931	2,910,392
Wingspire Equipment Finance LLC, Series 2024-1A, Class A2, 4.99%, 9/20/32(1)		864	866,652
Total Asset-Backed Securities (identified cost $145,214,450)			$144,775,834

Collateralized Mortgage Obligations — 5.5%

Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(2)	$386	$ 378,960
Champs Trust:
Series 2024-2, Class A, 7.997%, 11/25/59(1)(3)	881	908,034
Series 2025-2, Class A, 7.639%, 10/25/60(1)(3)	2,665	2,762,361
Chase Home Lending Mortgage Trust:
Series 2026-1, Class A2, 5.50%, 11/25/56(1)(3)	3,521	3,510,521
Series 2026-3, Class A3, 5.50%, 1/25/57(1)(3)	2,349	2,340,430
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 7/25/26, 6/25/58(1)(2)	215	214,822
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(2)	588	588,942
FARM Mortgage Trust:
Series 2024-1, Class A1, 4.676%, 10/1/53(1)(3)	2,176	2,134,450
Series 2024-2, Class A, 5.155%, 8/1/54(1)(3)	1,978	1,814,686
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	132	137,404
Series 5483, Class FB, 5.058%, (30-day SOFR Average + 1.43%), 12/25/54(4)	2,631	2,656,918
Series 5499, Class FQ, 4.778%, (30-day SOFR Average + 1.15%), 2/25/55(4)	867	874,244
Series 5529, Class AF, 4.628%, (30-day SOFR Average + 1.00%), 3/25/55(4)	2,975	2,990,096
Series 5556, Class FA, 4.778%, (30-day SOFR Average + 1.15%), 7/25/55(4)	2,519	2,528,691
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2022-DNA2, Class M1A, 4.928%, (30-day SOFR Average + 1.30%), 2/25/42(1)(4)	17	16,554

Calvert
Core Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust: (continued)
Series 2024-HQA1, Class A1, 4.878%, (30-day SOFR Average + 1.25%), 3/25/44(1)(4)	$2,121	$ 2,132,097
Federal National Mortgage Association:
Series 2024-33, Class KF, 4.578%, (30-day SOFR Average + 0.95%), 1/25/54(4)	886	892,648
Series 2024-48, Class FC, 4.728%, (30-day SOFR Average + 1.10%), 7/25/54(4)	3,825	3,854,674
Series 2024-82, Class FY, 4.928%, (30-day SOFR Average + 1.30%), 11/25/54(4)	1,617	1,629,004
Series 2025-12, Class GF, 4.978%, (30-day SOFR Average + 1.35%), 3/25/55(4)	2,116	2,136,395
Series 2025-75, Class FA, 4.678%, (30-day SOFR Average + 1.05%), 9/25/55(4)	1,926	1,932,038
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	464	483,581
Series 2023-84, Class MW, 6.00%, 6/20/53	492	510,679
Series 2023-101, Class FM, 4.509%, (30-day SOFR Average + 0.90%), 7/20/53(4)	3,708	3,718,906
Series 2025-2, Class FB, 4.659%, (30-day SOFR Average + 1.05%), 12/20/54(4)	3,040	3,067,029
Series 2025-59, Class AF, 4.659%, (30-day SOFR Average + 1.05%), 2/20/65(4)	3,552	3,580,700
Series 2025-211, Class FE, 4.609%, (30-day SOFR Average + 1.00%), 12/20/65(4)	3,797	3,815,708
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	894	905,483
PNMAC GMSR Issuer Trust:
Series 2024-GT1, Class A, 6.848%, (1 mo. SOFR + 3.20%), 3/25/29(1)(4)	507	513,907
Series 2025-GT1, Class A, 6.098%, (1 mo. SOFR + 2.45%), 8/26/30(1)(4)	2,325	2,338,780
Series 2026-GT1, Class A, 3.648%, (1 mo. SOFR), 5/25/31(1)(4)	1,750	1,758,750
PRMI Securitization Trust, Series 2025-CMG1, Class A1, 5.092%, (30-day SOFR Average + 1.50%), 12/25/55(1)(4)	2,362	2,372,159
Provident Funding Mortgage Trust:
Series 2025-3, Class A3, 6.00%, 8/25/55(1)(3)	1,551	1,556,714
Series 2025-5, Class A2, 5.50%, 11/25/55(1)(3)	2,922	2,913,106
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(1)(3)	1,009	1,012,838
Total Collateralized Mortgage Obligations (identified cost $64,895,065)		$64,982,309

Commercial Mortgage-Backed Securities — 9.6%

Security	Principal Amount* (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class BNM, 3.465%, 11/5/32(1)	2,875	$ 2,793,187
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(3)	2,316	2,182,352
Security	Principal Amount* (000’s omitted)	Value
BFLD Commercial Mortgage Trust:
Series 2024-UNIV, Class A, 5.118%, (1 mo. SOFR + 1.493%), 11/15/41(1)(4)	1,515	$ 1,518,119
Series 2025-660F, Class A, 5.125%, (1 mo. SOFR + 1.50%), 11/15/42(1)(4)	4,755	4,772,096
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, 5.225%, (1 mo. SOFR + 1.60%), 12/15/42(1)(4)	2,332	2,339,930
BX Trust:
Series 2025-GW, Class B, 5.475%, (1 mo. SOFR + 1.85%), 7/15/42(1)(4)	3,470	3,488,448
Series 2026-CLS, Class A, 5.025%, (1 mo. SOFR + 1.40%), 5/15/43(1)(4)	3,720	3,728,982
CRSNT Trust, Series 2026-MOON, Class A, 5.025%, (1 mo. SOFR + 1.40%), 2/15/43(1)(4)	2,570	2,574,699
Durst Commercial Mortgage Trust, Series 2025-151, Class C, 6.019%, 8/10/42(1)(3)	3,180	3,220,608
Extended Stay America Trust:
Series 2026-ESH2, Class A, 4.825%, (1 mo. SOFR + 1.20%), 2/15/43(1)(4)	2,019	2,024,022
Series 2026-ESH2, Class C, 5.225%, (1 mo. SOFR + 1.60%), 2/15/43(1)(4)	658	662,406
Federal Home Loan Mortgage Corp., Series 2024-P016, Class A1, 4.769%, 3/25/29(3)	1,764	1,760,374
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.032%, 9/25/27(3)	2,582	2,540,926
Series 2018-M4, Class A2, 3.169%, 3/25/28(3)	5,213	5,110,072
Series 2018-M13, Class A2, 3.893%, 9/25/30(3)	589	574,954
Series 2019-M1, Class A2, 3.679%, 9/25/28(3)	6,445	6,343,570
Series 2019-M22, Class A2, 2.522%, 8/25/29	5,033	4,772,978
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,000	3,764,126
Series 2023-M1S, Class A2, 4.647%, 4/25/33(3)	3,413	3,406,328
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	1,312	1,318,574
Great Wolf Trust:
Series 2024-WLF2, Class A, 5.317%, (1 mo. SOFR + 1.691%), 5/15/41(1)(4)	1,745	1,751,313
Series 2024-WOLF, Class A, 5.167%, (1 mo. SOFR + 1.542%), 3/15/39(1)(4)	5,061	5,076,759
GSJP Trust, Series 2025-BEDS, Class A, 5.125%, (1 mo. SOFR + 1.50%), 12/15/42(1)(4)	2,929	2,918,641
Hawaii Hotel Trust, Series 2025-MAUI, Class A, 5.018%, (1 mo. SOFR + 1.393%), 3/15/42(1)(4)	2,230	2,236,687
HYT Commercial Mortgage Trust:
Series 2024-RGCY, Class A, 5.467%, (1 mo. SOFR + 1.841%), 9/15/41(1)(4)	2,202	2,207,632
Series 2024-RGCY, Class C, 6.465%, (1 mo. SOFR + 2.84%), 9/15/41(1)(4)	1,717	1,722,505
INTOWN Mortgage Trust:
Series 2025-STAY, Class B, 5.375%, (1 mo. SOFR + 1.75%), 3/15/42(1)(4)	1,215	1,216,769
Series 2025-STAY, Class C, 5.875%, (1 mo. SOFR + 2.25%), 3/15/42(1)(4)	3,957	3,964,269
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2026-FUN, Class A, 5.25%, (1 mo. SOFR + 1.65%), 6/15/39(1)(4)	4,149	4,161,467

Calvert
Core Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
JW Commercial Mortgage Trust, Series 2026-MRCO, Class A, 5.125%, (1 mo. SOFR + 1.50%), 6/15/39(1)(4)		2,960	$ 2,971,954
NYC Trust, Series 2024-3ELV, Class A, 5.616%, (1 mo. SOFR + 1.991%), 8/15/29(1)(4)		3,454	3,459,904
NYO Commercial Mortgage Trust, Series 2021-1290, Class A1, 4.836%, (1 mo. SOFR + 1.209%), 11/15/38(1)(4)		2,969	2,971,908
ORL Trust:
Series 2024-GLKS, Class A, 5.118%, (1 mo. SOFR + 1.493%), 12/15/39(1)(4)		4,158	4,170,494
Series 2024-GLKS, Class B, 5.517%, (1 mo. SOFR + 1.892%), 12/15/39(1)(4)		1,141	1,145,470
PENN Commercial Mortgage Trust, Series 2025-P11, Class A, 5.522%, 8/10/42(1)(3)		2,350	2,375,497
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.017%, (1 mo. SOFR + 1.392%), 5/15/39(1)(4)		3,055	3,062,441
TX Trust, Series 2024-HOU, Class A, 5.217%, (1 mo. SOFR + 1.591%), 6/15/39(1)(4)		3,190	3,190,901
U.K. Logistics DAC, Series 2026-2A, Class A, 5.083%, (SONIA + 1.35%), 8/15/36(1)(4)	GBP	2,128	2,828,308
Wells Fargo Commercial Mortgage Trust, Series 2026-1250B, Class A, 4.833%, 3/10/41(1)(3)		1,564	1,544,831
Willowbrook Mall, Series 2025-WBRK, Class C, 6.278%, 3/5/35(1)(3)		2,320	2,328,743
Total Commercial Mortgage-Backed Securities (identified cost $114,104,259)			$114,203,244

Corporate Bonds — 30.6%

Security	Principal Amount* (000’s omitted)	Value
Communications — 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.40%, 12/1/61	1,691	$ 1,092,663
5.375%, 5/1/47	6,178	5,004,205
McGraw-Hill Education, Inc., 7.375%, 9/1/31(1)	2,116	2,152,152
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 4/15/36(1)	4,235	4,028,148
TELUS Corp., 6.375% to 3/9/31, 6/9/56(5)	1,800	1,801,002
Uber Technologies, Inc., 4.80%, 9/15/34	4,375	4,294,715
Zegona Finance PLC, 8.625%, 7/15/29(1)	1,881	1,964,816
		$20,337,701
Consumer, Cyclical — 1.9%
AS Mileage Plan IP Ltd., 5.021%, 10/20/29(1)	1,049	$1,040,646
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	3,397	3,394,301
Ford Motor Co., 3.25%, 2/12/32	1,076	948,764
Ford Motor Credit Co. LLC:
4.97%, 4/6/29	240	237,600
5.303%, 9/6/29	280	279,050
Security	Principal Amount* (000’s omitted)	Value
Consumer, Cyclical (continued)
Ford Motor Credit Co. LLC: (continued)
5.73%, 9/5/30	936	$ 941,478
7.35%, 3/6/30	1,606	1,699,071
General Motors Financial Co., Inc., 5.85%, 4/6/30	1,855	1,917,078
Hyundai Capital America:
4.50%, 9/18/30(1)	3,984	3,913,509
4.55%, 1/8/31(1)	1,885	1,854,708
Stellantis Finance U.S., Inc., 6.45%, 3/18/35(1)(6)	2,825	2,778,741
Toyota Motor Credit Corp., 4.65%, 1/5/29	4,077	4,097,185
		$23,102,131
Consumer, Non-cyclical — 2.1%
AbbVie, Inc., 5.40%, 3/15/54	3,225	$3,101,272
Conservation Fund, 3.474%, 12/15/29	190	180,301
Ford Foundation, 2.415%, 6/1/50	270	160,972
HCA, Inc., 4.60%, 11/15/32	4,242	4,132,996
Herc Holdings, Inc., 6.00%, 3/15/34(1)(6)	2,522	2,507,840
Kaiser Foundation Hospitals, 3.15%, 5/1/27	224	222,087
LifePoint Health, Inc., 9.875%, 8/15/30(1)	1,540	1,624,561
Pfizer Investment Enterprises Pte. Ltd.:
5.30%, 5/19/53	2,651	2,499,174
5.34%, 5/19/63	4,750	4,373,228
Pfizer, Inc.:
2.625%, 4/1/30	460	429,984
5.70%, 11/15/65	150	147,106
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)	2,432	2,438,352
Smithfield Foods, Inc., 5.20%, 4/1/29(1)	3,337	3,352,161
		$25,170,034
Energy — 0.3%
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	1,894	$1,833,426
WBI Operating LLC, 6.25%, 10/15/30(1)	1,648	1,658,053
		$3,491,479
Financial — 18.6%
ABN AMRO Bank NV, 4.988% to 12/3/27, 12/3/28(1)(5)	1,400	$1,407,853
Ally Financial, Inc., 5.548% to 7/31/32, 7/31/33(5)	1,675	1,661,822
American National Global Funding, 5.25%, 6/3/30(1)	1,575	1,577,192
American National Group, Inc.:
5.75%, 10/1/29	785	797,484
6.00%, 7/15/35	767	764,533
6.144%, 6/13/32(1)	604	623,222
Andrew W. Mellon Foundation, 0.947%, 8/1/27	300	289,204
Apollo Global Management, Inc., 5.70%, 3/30/36	610	612,349
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)	2,265	2,283,961
Athene Global Funding, 4.86%, 8/27/26(1)	4,506	4,509,211
Athene Holding Ltd., 6.625%, 5/19/55	2,099	2,042,740

Calvert
Core Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(5)	1,000	$ 994,349
4.175% to 3/24/27, 3/24/28(5)	200	199,468
5.294%, 8/18/27	400	403,059
5.538% to 3/14/29, 3/14/30(5)	1,800	1,834,588
Bank of America Corp.:
4.456% to 2/6/31, 2/6/32(5)	2,970	2,918,414
4.695% to 4/23/31, 4/23/32(5)	9,513	9,435,023
5.511% to 1/24/35, 1/24/36(5)	7,250	7,406,338
5.872% to 9/15/33, 9/15/34(5)	2,207	2,307,547
5.933% to 9/15/26, 9/15/27(5)	5,980	5,997,773
Bank of New York Mellon, 4.729% to 4/20/28, 4/20/29(5)	3,640	3,656,118
Barclays PLC, 5.586% to 6/26/36, 6/26/37(5)	2,000	1,997,995
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
7.625% to 2/11/30, 2/11/35(1)(5)	1,185	1,224,697
8.125% to 1/8/34, 1/8/39(1)(5)	1,895	2,022,223
BNP Paribas SA:
5.335% to 6/12/28, 6/12/29(1)(5)	4,013	4,059,704
7.75% to 8/16/29(1)(5)(7)	244	255,709
Brookfield Asset Management Ltd.:
5.298%, 1/15/36	1,409	1,374,256
5.795%, 4/24/35	1,900	1,942,516
6.077%, 9/15/55	3,104	3,119,517
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(5)	1,740	1,788,971
Charles Schwab Corp., 2.45%, 3/3/27	1,060	1,047,464
CI Financial Corp., 7.50%, 5/30/29(1)	3,625	3,800,493
Citadel Finance LLC, 5.15%, 2/14/31(1)	1,182	1,155,377
Citadel LP, 6.375%, 1/23/32(1)	1,784	1,858,622
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)	2,550	2,486,493
Danske Bank AS, 5.427% to 3/1/27, 3/1/28(1)(5)	1,980	1,992,799
Enact Holdings, Inc., 6.25%, 5/28/29	3,070	3,160,873
EPR Properties:
3.60%, 11/15/31	895	820,828
4.75%, 11/15/30	310	303,489
4.95%, 4/15/28	2,009	2,010,088
Equitable America Global Funding, 5.125%, 6/15/31(1)	1,119	1,123,441
Essent Group Ltd., 6.25%, 7/1/29	475	489,909
Essential Properties LP, 5.375%, 7/15/36	1,961	1,935,658
Fortitude Global Funding:
4.625%, 10/6/28(1)	2,812	2,782,289
5.50%, 6/12/31(1)	3,600	3,619,947
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	2,994	2,687,552
6.75%, 3/15/54(1)	3,977	3,795,592
Goldman Sachs Group, Inc.:
4.369% to 10/21/30, 10/21/31(5)	1,451	1,419,436
4.594% to 4/20/29, 4/20/30(5)	3,350	3,331,525
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Goldman Sachs Group, Inc.: (continued)
5.218% to 4/23/30, 4/23/31(5)		2,060	$ 2,080,893
HA Sustainable Infrastructure Capital, Inc.:
5.95%, 7/15/33(1)		380	381,756
6.375%, 7/1/34		5,020	5,122,132
ING Groep NV, 5.525% to 3/25/35, 3/25/36(5)		2,791	2,835,531
Intact Financial Corp., 5.459%, 9/22/32(1)		2,068	2,122,894
Jefferies Financial Group, Inc.:
5.125%, 4/28/31		2,393	2,362,894
5.50%, 2/15/36		2,214	2,137,590
6.20%, 4/14/34		1,624	1,662,689
JPMorgan Chase & Co.:
3.54% to 5/1/27, 5/1/28(5)		1,100	1,091,105
4.493% to 3/24/30, 3/24/31(5)		799	792,146
4.622% to 4/23/31, 4/23/32(5)		5,403	5,341,838
4.898% to 1/22/36, 1/22/37(5)		1,721	1,676,513
5.581% to 4/22/29, 4/22/30(5)		3,642	3,722,307
Liberty Mutual Group, Inc., 5.25%, 5/1/36(1)		5,192	5,133,984
LPL Holdings, Inc.:
4.00%, 3/15/29(1)		1,184	1,151,346
4.375%, 5/15/31(1)		1,575	1,514,471
5.75%, 6/15/35		2,310	2,316,762
Marex Group PLC:
5.68%, 4/21/31		354	354,286
6.404%, 11/4/29		2,615	2,681,008
Metropolitan Life Global Funding I, 4.85%, 1/8/29(1)		4,192	4,214,881
Midcap Financial Issuer Trust, 5.37%, 4/15/29(1)		1,816	1,806,811
NLG Global Funding, 4.35%, 9/15/30(1)		1,375	1,346,108
Nuveen LLC, 5.85%, 4/15/34(1)		2,747	2,814,163
Nykredit Realkredit AS:
3.50%, 4/1/53(8)	DKK	1,300	193,041
3.50%, 10/1/56(8)	DKK	120,445	17,722,899
Pinnacle Bank/Nashville TN, 5.625%, 2/15/28		611	617,427
Pinnacle Financial Partners, Inc., 6.168% to 11/1/29, 11/1/30(5)		3,318	3,396,919
PNC Financial Services Group, Inc., 5.575% to 1/29/35, 1/29/36(5)		275	282,054
Principal Financial Group, Inc., 4.625%, 9/15/42		308	275,022
Raymond James Financial, Inc., 5.65%, 9/11/55		2,296	2,233,676
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)		3,782	3,540,727
Royal Bank of Canada, 4.612% to 5/3/31, 5/3/32(5)		7,582	7,498,106
Sammons Financial Group, Inc., 5.95%, 6/15/36(1)		1,550	1,553,240
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(1)		595	583,129
Stifel Financial Corp., 4.00%, 5/15/30		328	317,258
Swedbank AB:
5.337%, 9/20/27(1)		425	429,743
6.136%, 9/12/26(1)		2,031	2,037,364
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(5)		2,368	2,449,085
Truist Financial Corp., 4.68% to 4/23/31, 4/23/32(5)		6,240	6,160,866

Calvert
Core Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
UBS Group AG, 2.095% to 2/11/31, 2/11/32(1)(5)	1,745	$ 1,538,782
UWM Holdings LLC, 6.25%, 3/15/31(1)	2,385	2,127,428
Westpac New Zealand Ltd., 5.132%, 2/26/27(1)	2,419	2,431,869
Willis North America, Inc.:
4.55%, 3/15/31	1,035	1,016,745
5.15%, 3/15/36	1,282	1,257,514
		$ 221,656,713
Government - Multinational — 2.9%
Asian Infrastructure Investment Bank:
4.125%, 1/18/29	2,750	$2,747,169
4.25%, 3/13/34	4,115	4,085,259
European Investment Bank, 3.25%, 11/15/27	13,000	12,845,856
Inter-American Development Bank, 3.50%, 9/14/29	2,200	2,154,845
International Bank for Reconstruction & Development:
3.875%, 2/14/30	4,250	4,204,424
4.00%, 1/10/31	8,000	7,934,250
		$33,971,803
Industrial — 1.0%
Hexcel Corp., 5.875%, 2/26/35	3,600	$3,732,544
Masterbrand, Inc., 7.00%, 7/15/32(1)(6)	2,187	2,218,359
Owens Corning, 3.95%, 8/15/29	4,233	4,148,341
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	1,648	1,652,206
		$11,751,450
Technology — 1.1%
Apple, Inc., 3.45%, 2/9/45	936	$711,273
Fiserv, Inc., 5.35%, 3/15/31	1,925	1,938,987
Insight Enterprises, Inc., 6.625%, 5/15/32(1)	1,655	1,683,188
OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33(1)	2,415	2,527,663
Oracle Corp.:
3.60%, 4/1/50	2,890	1,758,821
3.95%, 3/25/51	2,044	1,308,816
5.55%, 2/6/53	1,605	1,293,943
6.00%, 8/3/55	1,506	1,283,244
6.55%, 2/4/46	990	933,769
		$13,439,704
Utilities — 1.0%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)	1,675	$1,680,033
Consolidated Edison Co. of New York, Inc., 4.00%, 11/15/57(6)	420	313,147
Engie SA, 5.625%, 4/10/34(1)	3,400	3,519,721
MidAmerican Energy Co., 5.35%, 1/15/34	294	301,553
New England Power Co., 5.936%, 11/25/52(1)	502	505,215
NextEra Energy Capital Holdings, Inc., 5.45%, 3/15/35	4,885	4,961,175
Security	Principal Amount* (000’s omitted)	Value
Utilities (continued)
Northern States Power Co., 2.60%, 6/1/51	198	$ 120,743
		$ 11,401,587
Total Corporate Bonds (identified cost $365,959,681)		$ 364,322,602

Exchange-Traded Funds — 0.4%

Security	Shares	Value
Fixed-Income Funds — 0.4%
Calvert Ultra-Short Investment Grade ETF(9)	95,000	$ 4,810,800
Total Exchange-Traded Funds (identified cost $4,831,100)		$ 4,810,800

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(10)(11)	$2,000	$ 1,997,220
Total High Social Impact Investments (identified cost $2,000,000)		$ 1,997,220

Sovereign Government Bonds — 1.2%

Security	Principal Amount (000’s omitted)	Value
Germany — 0.4%
Kreditanstalt fuer Wiederaufbau, 4.375%, 2/28/34	$4,539	$ 4,548,535
		$ 4,548,535
Netherlands — 0.2%
Nederlandse Waterschapsbank NV, 1.00%, 5/28/30(1)	$3,400	$ 3,003,778
		$ 3,003,778
South Korea — 0.6%
Export-Import Bank of Korea, 3.75%, 1/13/29	$6,762	$ 6,674,974
		$ 6,674,974
Total Sovereign Government Bonds (identified cost $14,301,210)		$14,227,287

Calvert
Core Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Taxable Municipal Obligations — 0.1%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.1%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$1,300	$ 1,034,837
		$ 1,034,837
Special Tax Revenue — 0.0%†
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.984%, 6/1/33	$155	$ 139,040
Social Bonds, 3.034%, 6/1/34	110	97,226
		$ 236,266
Water and Sewer — 0.0%†
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$555	$463,946
		$463,946
Total Taxable Municipal Obligations (identified cost $2,215,622)		$1,735,049

U.S. Government Agencies and Instrumentalities — 0.0%†

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$145	$ 131,009
3.485%, 8/1/35	85	76,220
3.585%, 8/1/37	150	132,742
Total U.S. Government Agencies and Instrumentalities (identified cost $404,974)		$ 339,971

U.S. Government Agency Mortgage-Backed Securities — 27.5%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.00%, 4/1/51	$185	$ 162,409
5.00%, with various maturities to 2054	11,873	11,720,566
5.50%, with various maturities to 2055	70,099	70,544,875
6.00%, 6/1/53	191	196,289
Federal National Mortgage Association:
2.00%, 4/1/51	117	96,067
3.00%, 7/1/49	91	80,579
4.50%, with various maturities to 2052	3,300	3,190,452
5.00%, with various maturities to 2055	15,331	15,143,337
5.50%, with various maturities to 2055	42,301	42,551,909
7.00%, 6/1/53	76	81,527
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association II:
2.50%, with various maturities to 2051	$458	$ 390,447
5.50%, 6/20/53	1,406	1,437,068
6.00%, with various maturities to 2053	288	298,882
7.00%, 6/20/53	474	497,108
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(12)	9,680	9,046,640
4.50%, 30-Year, TBA(12)	23,575	22,601,609
5.00%, 30-Year, TBA(12)	148,490	145,920,433
5.50%, 30-Year, TBA(12)	3,668	3,680,752
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $326,790,017)		$327,640,949

U.S. Treasury Obligations — 23.7%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.25%, 5/15/50	$29	$ 13,807
1.375%, 8/15/50	47	23,067
2.25%, 8/15/46	533	347,803
2.25%, 2/15/52	7,568	4,558,685
3.875%, 5/15/43	124,932	110,464,600
4.00%, 11/15/52	3,501	2,996,090
4.75%, 11/15/43	7,200	7,084,125
4.75%, 2/15/45	1,520	1,487,255
U.S. Treasury Notes:
0.625%, 8/15/30	899	778,671
1.25%, 8/15/31	79	68,292
1.375%, 11/15/31	1,477	1,275,788
1.75%, 1/31/29	109	102,596
1.875%, 2/28/29	174	164,053
1.875%, 2/15/32	25	22,058
2.875%, 5/15/32	8,162	7,578,863
3.875%, 4/30/30	47,648	47,137,087
4.00%, 2/28/30	16,546	16,447,882
4.00%, 2/15/34	2,691	2,629,506
4.125%, 2/28/27	2,129	2,130,571
4.125%, 11/30/29	35,951	35,899,040
4.125%, 2/15/36	204	199,059
4.25%, 12/31/26	14,574	14,594,068
4.25%, 5/15/35	10,960	10,831,991
4.25%, 8/15/35	281	277,455
4.50%, 11/15/33	8,819	8,908,568
4.625%, 2/15/35	5,470	5,557,595
Total U.S. Treasury Obligations (identified cost $282,501,106)		$281,578,575

Calvert
Core Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 3.5%
Affiliated Fund — 3.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(13)	38,223,552	$ 38,223,552
Total Affiliated Fund (identified cost $38,223,552)		$ 38,223,552
Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(14)	3,715,533	$ 3,715,533
Total Securities Lending Collateral (identified cost $3,715,533)		$ 3,715,533
Total Short-Term Investments (identified cost $41,939,085)		$ 41,939,085
Total Investments — 114.5% (identified cost $1,365,156,569)		$1,362,552,925
Other Assets, Less Liabilities — (14.5)%		$ (172,325,843)
Net Assets — 100.0%		$1,190,227,082

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $390,205,994 or 32.8% of the Fund's net assets.
(2)	Step coupon security. Interest rate represents the rate in effect at June 30, 2026.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2026.
(4)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2026.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	All or a portion of this security was on loan at June 30, 2026. The aggregate market value of securities on loan at June 30, 2026 was $6,553,112 and the total market value of the collateral received by the Fund was $6,845,066, comprised of cash of $3,715,533 and U.S. government and/or agencies securities of $3,129,533.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of these securities is $17,915,940 or 1.5% of the Fund's net assets.
(9)	Affiliated fund.
(10)	May be deemed to be an affiliated company.
(11)	Restricted security. Total market value of restricted securities amounts to $1,997,220, which represents 0.2% of the net assets of the Fund as of June 30, 2026.
(12)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2026.
(14)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	18,103,840	DKK	116,409,503	JPMorgan Chase Bank, N.A.	9/16/26	$237,052	$ —
USD	3,961,860	EUR	3,409,988	JPMorgan Chase Bank, N.A.	9/16/26	53,285	—
USD	4,373,082	GBP	3,259,645	Citibank, N.A.	9/16/26	49,348	—
						$339,685	$ —

Calvert
Core Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	349	Long	9/30/26	$37,359,360	$17,234
U.S. 10-Year Treasury Note	322	Long	9/21/26	35,384,782	135,605
U.S. Ultra 10-Year Treasury Note	711	Long	9/21/26	79,965,281	570,934
U.S. Ultra-Long Treasury Bond	133	Long	9/21/26	15,448,781	160,221
Euro-Bund	(133)	Short	9/8/26	(19,351,323)	(193,281)
U.S. 2-Year Treasury Note	(62)	Short	9/30/26	(12,780,234)	3,959
U.S. Long Treasury Bond	(77)	Short	9/21/26	(8,739,500)	(110,960)
					$583,712
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$2,000,000
		$2,000,000

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
At June 30, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended June 30, 2026, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the fiscal year to date ended June 30, 2026, the Fund used futures contracts to hedge interest rate risk and to manage duration.

Calvert
Core Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At June 30, 2026, the value of the Fund's investment in Calvert Impact Capital, Inc., affiliated funds and funds that may be deemed to be affiliated was $45,031,572, which represents 3.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ 4,817,925	$ —	$ —	$ —	$ (7,125)	$ 4,810,800	$ 153,668	95,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	2,024,520	—	—	—	(27,300)	1,997,220	75,000	$2,000,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	100,512,062	386,250,266	(448,538,776)	—	—	38,223,552	2,347,415	38,223,552
Total				$ —	$(34,425)	$45,031,572	$2,576,083

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$144,775,834	$ —	$144,775,834
Collateralized Mortgage Obligations	—	64,982,309	—	64,982,309
Commercial Mortgage-Backed Securities	—	114,203,244	—	114,203,244
Corporate Bonds	—	364,322,602	—	364,322,602
Exchange-Traded Funds	4,810,800	—	—	4,810,800
High Social Impact Investments	—	1,997,220	—	1,997,220
Sovereign Government Bonds	—	14,227,287	—	14,227,287
Taxable Municipal Obligations	—	1,735,049	—	1,735,049
U.S. Government Agencies and Instrumentalities	—	339,971	—	339,971
U.S. Government Agency Mortgage-Backed Securities	—	327,640,949	—	327,640,949
U.S. Treasury Obligations	—	281,578,575	—	281,578,575
Short-Term Investments:
Affiliated Fund	38,223,552	—	—	38,223,552
Securities Lending Collateral	3,715,533	—	—	3,715,533
Total Investments	$46,749,885	$1,315,803,040	$ —	$1,362,552,925

Calvert
Core Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$339,685	$ —	$339,685
Futures Contracts	887,953	—	—	887,953
Total	$47,637,838	$1,316,142,725	$ —	$1,363,780,563
Liability Description
Futures Contracts	$(304,241)	$ —	$ —	$(304,241)
Total	$(304,241)	$ —	$ —	$(304,241)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.